Patents (Tables)	12 Months Ended
Jul. 31, 2014
Accounting Policies [Abstract]
Costs and accumulated amortization of patents
	July 31,
	2014	2013
Patents	$5,725,908	$5,657,455
Less: Accumulated Amortization	3,679,547	3,338,039
Patents, Net	2,046,361	2,319,416
Weighted Average Life	7.8 years	8.6 years